CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
NET REVENUE	R$ 33,646	R$ 25,228	R$ 25,486
Energy purchased for resale	(16,101)	(12,111)	(11,286)
Charges for use of the national grid	(3,337)	(1,748)	(1,426)
Gas purchased for resale	(2,011)	(1,083)	(1,436)
TOTAL COST OF ENERGY AND GAS	(21,449)	(14,942)	(14,148)
OTHER OPERATING COSTS
Personnel	(983)	(1,012)	(1,002)
Materials	(76)	(62)	(74)
Outsourced services	(1,265)	(1,087)	(1,043)
Depreciation and amortization	(947)	(865)	(815)
Operating provisions, net	(86)	(168)	(1,214)
Infrastructure construction cost	(2,036)	(1,581)	(1,200)
Others	(81)	(128)	(102)
Total other operating costs	(5,474)	(4,903)	(5,450)
TOTAL COST	(26,923)	(19,845)	(19,598)
GROSS PROFIT	6,723	5,383	5,888
OPERATING EXPENSES
Selling expenses	(144)	(147)	(238)
General and administrative expenses	(572)	(583)	(642)
Operating provisions	(145)	(108)	(950)
Other operating expenses, net	(453)	(749)	(1,046)
Total Operating expenses	(1,314)	(1,587)	(2,876)
Share of profit, net, of affiliates and jointly controlled entities	182	357	125
Renegotiation of hydrological risk (Law 14,052/20), net	1,032		73
Gains from the sale of non-current asset held for sale, net	109
Result of business combination	4	51
Periodic Tariff Review adjustments	215	502
Income before finance income (expenses) and taxes	6,951	4,706	3,210
Finance income	844	2,445	3,207
Finance expenses	(3,096)	(3,350)	(1,847)
Income before income tax and social contribution tax	4,699	3,801	4,570
Current income tax and social contribution tax	(1,156)	(684)	(1,454)
Deferred income tax and social contribution tax	210	(252)	(145)
Net income for the year from continuing operations	3,753	2,865	2,971
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations			224
NET INCOME FOR THE YEAR	3,753	2,865	3,195
Equity holders of the parent
Net income from continuing operations	3,751	2,864	2,970
Net income from discontinued operations			224
Net income for the year attributed to equity holders of the parent	3,751	2,864	3,194
Net income from continuing operations	2	1	1
Net income from discontinued operations
Basic and diluted earnings per preferred share – R$	R$ 1.70	R$ 1.30	R$ 1.45
Basic and diluted earnings per common share – R$	1.70	1.30	1.45
Basic and diluted earnings per preferred share from continuing operations – R$	1.70	1.30	1.35
Basic and diluted earnings per common share from continuing operations – R$	1.70	1.30	1.35
Basic and diluted earnings per preferred share from discontinued operations – R$			0.10
Basic and diluted earnings per common share from discontinued operations – R$			R$ 0.10